UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8268

Firsthand Funds
(Exact name of registrant as specified in charter)

125 South Market, Suite 1200, San Jose, CA		95113
(Address of principal executive offices)		(Zip code)

Firsthand Capital Management, Inc.
125 South Market, Suite 1200, San Jose, CA 95113
(Name and address of agent for service)

Registrant's telephone number, including area code:		(408) 294-2200

Date of fiscal year end:	December 31, 2006

Date of reporting period:	March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Firsthand Technology Value Fund

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Shares	Market Value
COMMON STOCK - 96.5%
ADVANCED MATERIALS - 1.0%
UCT Coatings, Inc., Series B (2) *	500,000	$5,000,000

ALTERNATIVE ENERGY - 0.6%
Solaicx, Series B (1) (2) *	6,000,000	3,000,000

COMMUNICATIONS - 1.1%
ViaSat, Inc. *	194,300	5,566,695

COMMUNICATIONS EQUIPMENT - 8.4%
Harris Corp.	100,000	4,729,000
Stratex Networks, Inc. *	2,137,036	13,142,771
Tekelec, Inc. *	875,800	12,112,314
Tellabs, Inc. *	335,000	5,326,500
UTStarcom, Inc. *	1,273,300	8,009,057
		43,319,642

COMPUTER - 3.0%
Apple Computer, Inc. *	244,200	15,316,224

DEFENSE & AEROSPACE - 0.4%
FLIR Systems, Inc. *	65,000	1,846,650

INTELLECTUAL PROPERTY - 1.7%
Silicon Genesis Corp., Common (1) (2) *	743,077	7,431
Silicon Genesis Corp., Series 1-D (1) (2) *	850,830	2,274,745
Silicon Genesis Corp., Series 1-E (1) (2) *	4,071,226	6,473,249
		8,755,425

INTERNET - 13.7%
Akamai Technologies, Inc. *	755,800	24,858,262
InfoSpace, Inc. *	201,000	5,617,950
Napster, Inc. (3) *	1,450,000	4,901,000
Netflix, Inc. *	1,232,800	35,738,872
		71,116,084

NETWORKING - 5.7%
Brocade Communications Systems, Inc. *	1,500,000	10,020,000
Caspian Networks, Inc., Common (2) *	337	0
Cisco Systems, Inc. *	780,000	16,902,600
IP Unity, Inc., Series C (2) *	1,104,265	1,936,660
IP Unity, Inc., Series E (2) *	193,042	342,765
Polaris Networks, Inc., Series A (2) *	297,848	0
		29,202,025

OTHER ELECTRONICS - 8.5%
Intevac, Inc. *	761,400	21,913,092
NanoMuscle, Inc., Common (2) *	1,250,000	0
NanoMuscle, Inc., Series A-1 (2) *	1,250,000	0
Symbol Technologies, Inc.	1,520,000	16,081,600
Zebra Technologies Corp., Class A *	124,500	5,567,640
		43,562,332

PERIPHERALS - 3.6%
Western Digital Corp. *	967,600	18,800,468

PHOTONICS - 7.9%
Celox Networks, Inc., Common (2) *	138,121	0
Celox Networks, Inc., Series A-1 (2) *	1,000,000	0
Corning, Inc. *	1,051,800	28,303,938

JDS Uniphase Corp. *	3,000,000	12,510,000
Luminous Networks, Inc., Common (2) *	28,513	0
Luminous Networks, Inc., Series A1 (2) *	129,664	0
Luminous Networks, Inc., Series B1 (2) *	259,236	63,150
Maple Optical Systems, Inc., Series A-1 (1) (2) *	10,352,054	0
		40,877,088

SEMICONDUCTOR EQUIPMENT - 5.4%
Applied Materials, Inc.	1,000,000	17,510,000
ASML Holding N.V. *	500,000	10,185,000
		27,695,000

SEMICONDUCTORS - 23.4%
Advanced Micro Devices, Inc. *	100,000	3,316,000
Aeroflex, Inc. *	525,300	7,212,369
Applied Micro Circuits Corp. *	399,900	1,627,593
AuthenTec, Inc., Series C (2) *	1,472,495	1,002,902
AuthenTec, Inc., Series D (2) *	290,958	197,851
Clarisay, Inc., Series B (1) (2) *	2,605,306	0
Clarisay, Inc., Series C (1) (2) *	7,194,244	0
Cypress Semiconductor Corp. *	1,785,100	30,257,446
Freescale Semiconductor, Inc., Series B *	76,208	2,116,296
Global Locate, Inc., Series A (1) (2) *	6,030,896	7,077,256
Global Locate, Inc., Series C (1) (2) *	1,111,111	1,303,889
Global Locate, Inc., Series D (1) (2) *	932,835	1,493,002
Kopin Corp. *	299,100	1,498,491
PMC-Sierra, Inc. *	655,700	8,058,553
PortalPlayer, Inc. *	100,000	2,223,000
Semiconductor Manufacturing International Corp. *	1,000,000	7,500,000
Skyworks Solutions, Inc. *	498,300	3,383,457
Texas Instruments, Inc.	340,000	11,039,800
TranSwitch Corp. *	2,883,000	7,495,800
TriQuint Semiconductor, Inc. *	1,532,400	7,539,408
Zoran Corp. *	760,500	16,639,742
		120,982,855

SERVICES - 0.3%
TeleCommunication Systems, Inc., Class A *	557,600	1,427,456

SOFTWARE - 11.8%
Citrix Systems, Inc. *	177,000	6,708,300
Comverse Technology, Inc. *	654,500	15,400,385
Manhattan Associates, Inc. *	417,500	9,185,000
VeriSign, Inc. *	840,100	20,153,999
Wind River Systems, Inc. *	752,600	9,369,870
		60,817,554
Total COMMON STOCK		497,285,498

WARRANTS - 0.3%
ADVANCED MATERIALS - 0.0%
UCT Coatings, Inc., B Warrant (2) *	200,000	200

INTELLECTUAL PROPERTY - 0.2%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	1,257,859	999,998
Silicon Genesis Corp., Common Warrant (1) (2) *	59,147	59
Silicon Genesis Corp., Common Warrant (1) (2) *	37,982	38
		1,000,095

NETWORKING - 0.0%
IP Unity, Inc., E Warrant (2) *	69,496	69
Polaris Networks, Inc., Convertible Warrant (2) *	75,712	0
		69

OTHER ELECTRONICS - 0.0%
NanoMuscle, Inc., B-1 Warrant (2) *	306,757	0

PHOTONICS - 0.0%
Celox Networks, Inc., A-1 Warrant (2) *	500,000	0
Luminous Networks, Inc., Common Warrant (2) *	3,822	0
		0

SEMICONDUCTORS - 0.1%
AuthenTec, Inc., C Warrant (2) *	392,665	70,640
Clarisay, Inc., Warrants (1) (2) *	2,350,000	0
Global Locate, Inc., Board Warrants (1) (2) *	75,000	22,425
Global Locate, Inc., Board Warrants (1) (2) *	75,000	22,425
Global Locate, Inc., Board Warrants (1) (2) *	18,750	5,606
Global Locate, Inc., Board Warrants (1) (2) *	75,000	22,425
Global Locate, Inc., C Warrant (1) (2) *	370,370	130,185
Global Locate, Inc., D Warrant (1) (2) *	233,208	186,916
		460,622
Total WARRANTS		1,460,986

CONVERTIBLE BONDS - 0.0%
NETWORKING - 0.0%
Polaris Networks, Inc., 10.00% (2) *	100,949	0

OTHER ELECTRONICS - 0.0%
NanoMuscle, Inc., 8.00% (2) *	398,639	0

SEMICONDUCTORS - 0.0%
Clarisay, Inc., 8.00%, (1) (2) *	2,350,000	0
Total CONVERTIBLE BONDS		0

CASH EQUIVALENTS - 2.1%
PNC Bank Money Market Portfolio	10,932,696	10,932,696
Total CASH EQUIVALENTS		10,932,696

Total Investments (Cost $598,366,608) - 98.9%		$509,679,180

Percentages indicated are based on net assets of $515,197,125.

*              Non-income producing security

(1)           Affiliated issuer

(2)           Restricted security

(3)           Napster, Inc. has the right to put a restriction of public sale on 600,000 shares of the Fund’s Napster, Inc. holding. As of March 31, 2006 there are no restrictions on the Fund’s shares of Napster, Inc.

See accompanying notes to portfolios of investments

Firsthand Technology Leaders Fund

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Shares	Market Value
COMMON STOCK - 103.8%
COMMUNICATIONS EQUIPMENT - 10.4%
Nokia Corp. - ADR	134,700	$2,790,984
QUALCOMM, Inc.	162,600	8,229,186
		11,020,170

COMPUTER - 1.1%
Apple Computer, Inc. *	18,500	1,160,320

ELECTRONICS MANUFACTURING SERVICES - 4.4%
Flextronics International Ltd. *	449,600	4,653,360

INTERNET - 5.0%
eBay, Inc. *	52,900	2,066,274
Google, Inc., Class A *	8,300	3,237,000
		5,303,274

NETWORKING - 7.1%
Cisco Systems, Inc. *	343,900	7,452,313

OTHER ELECTRONICS - 5.1%
Agilent Technologies, Inc. *	142,056	5,334,203

PERIPHERALS - 2.1%
EMC Corp. *	163,200	2,224,416

PHOTONICS - 7.5%
Corning, Inc. *	293,400	7,895,394

SEMICONDUCTOR EQUIPMENT - 11.7%
Applied Materials, Inc.	288,600	5,053,386
ASML Holding N.V. *	358,800	7,308,756
		12,362,142

SEMICONDUCTORS - 26.3%
Altera Corp. *	218,300	4,505,712
Samsung Electronics Co., Ltd. - GDR (1)	16,200	5,251,891
Taiwan Semiconductor Manufacturing Co. - ADR	764,749	7,693,374
Texas Instruments, Inc.	197,750	6,420,943
Xilinx, Inc.	153,200	3,900,472
		27,772,392

SOFTWARE - 23.1%
Adobe Systems, Inc.	138,900	4,850,388
Amdocs Ltd. *	135,400	4,882,524
Autodesk, Inc. *	29,300	1,128,636
Electronic Arts, Inc. *	24,400	1,335,168
Microsoft Corp.	174,400	4,745,424
VeriSign, Inc. *	312,700	7,501,673
		24,443,813
Total COMMON STOCK		109,621,797

Total Investments (Cost $95,383,496) - 103.8%		$109,621,797

Percentages indicated are based on net assets of $105,602,044.

*                                         Non-income producing security

(1)                                  Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

See accompanying notes to portfolios of investments

Firsthand Technology Innovators Fund

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Shares	Market Value
COMMON STOCK - 79.6%
COMMUNICATIONS - 3.3%
Equinix, Inc. *	6,100	$391,742
NeuStar, Inc. *	22,500	697,500
Symmetricom, Inc. *	30,000	256,500
		1,345,742
COMMUNICATIONS EQUIPMENT - 8.9%
Airspan Networks, Inc. *	194,000	1,309,500
Finisar Corp. *	476,500	2,358,675
		3,668,175
ELECTRONIC DESIGN AUTOMATION - 3.0%
PDF Solutions, Inc. *	66,300	1,254,396

INTELLECTUAL PROPERTY - 8.5%
Silicon Genesis Corp., Common (1) (2) *	108,815	1,088
Silicon Genesis Corp., Series 1-C (1) (2) *	82,914	912,560
Silicon Genesis Corp., Series 1-E (1) (2) *	1,633,254	2,596,874
		3,510,522
INTERNET - 2.7%
LivePerson, Inc. *	102,400	741,376
WebSideStory, Inc. *	22,400	385,056
		1,126,432
NETWORKING - 6.5%
IP Unity, Inc., Series C (2) *	827,957	1,452,071
Packeteer, Inc. *	105,300	1,221,480
		2,673,551
OTHER ELECTRONICS - 15.4%
3D Systems Corp. *	11,900	254,303
Applied Films Corp. *	48,800	948,184
Intevac, Inc. *	160,300	4,613,434
Microvision, Inc. *	180,300	528,279
		6,344,200
PERIPHERALS - 1.0%
Universal Display Corp. *	30,000	431,400

PHOTONICS - 3.6%
Avanex Corp. *	210,000	684,600
Avici Systems, Inc. *	125,000	556,250
EXFO Electro-Optical Engineering, Inc. *	29,100	229,017
Luminous Networks, Inc., Common (2) *	49,979	0
Luminous Networks, Inc., Series A1 (2) *	227,282	0
		1,469,867
SEMICONDUCTOR EQUIPMENT - 0.4%
Therma-Wave, Inc. *	91,300	147,906

SEMICONDUCTORS - 20.7%
AuthenTec, Inc., Series C (2) *	736,248	501,451
EMCORE Corp. *	125,900	1,286,697
Kopin Corp. *	68,700	344,187
Microtune, Inc. *	106,100	553,842
Monolithic Power Systems, Inc. *	24,800	462,272
PLX Technology, Inc. *	88,000	1,104,400
PortalPlayer, Inc. *	52,000	1,155,960
PowerDsine Ltd. *	30,000	207,000
Ramtron International Corp. *	100,000	194,000
Silicon Optix, Inc., Series B (2) *	1,111,111	700,000

Synaptics, Inc. *	37,300	820,227
Trident Microsystems, Inc. *	30,000	871,800
Zygo Corp. *	20,000	326,400
		8,528,236
SERVICES - 1.8%
Innovion Corp., Series C (1) (2) *	1,500,000	744,675

SOFTWARE - 3.8%
Neoware, Inc. *	14,200	420,604
Verint Systems, Inc. *	18,200	643,735
Witness Systems, Inc. *	19,400	492,760
		1,557,099
Total COMMON STOCK		32,802,201

WARRANTS - 0.2%
INTELLECTUAL PROPERTY - 0.1%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	94,339	49,999

PHOTONICS - 0.0%
Luminous Networks, Inc., Common Warrant (2) *	6,699	0

SEMICONDUCTORS - 0.1%
AuthenTec, Inc., C Warrant (2) *	196,333	35,320

SERVICES - 0.0%
Innovion Corp., Warrant (1) (2) *	602,577	603
Innovion Corp., Warrant (1) (2) *	30,129	30
		633
Total WARRANTS		85,952

CONVERTIBLE BONDS - 1.3%
SERVICES - 1.3%
Innovion Corp., 9.50% (1) (2) *	602,577	542,319

Total CONVERTIBLE BONDS		542,319

CASH EQUIVALENTS - 17.4%
PNC Bank Money Market Portfolio	7,170,712	7,170,712
Total CASH EQUIVALENTS		7,170,712

Total Investments (Cost $44,878,574) - 98.5%		$40,601,184

Percentages indicated are based on net assets of $41,236,748.

*                                         Non-income producing security

(1)                                  Affiliated issuer

(2)                                  Restricted security

See accompanying notes to portfolios of investments

Firsthand e-Commerce Fund

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Shares	Market Value
COMMON STOCK - 86.2%
BROADCASTING & CABLE TV - 0.7%
Liberty Global, Inc., Class A *	7,500	$153,525
Liberty Global, Inc., Class C *	7,500	148,125
		301,650
COMMUNICATIONS - 2.7%
Comcast Corp., Special Class A *	15,000	391,800
OpenTV Corp. *	268,300	788,802
		1,180,602
COMPUTER - 3.0%
Dell, Inc. *	30,000	892,800
International Business Machines Corp.	5,000	412,350
		1,305,150
INTERNET - 48.1%
Akamai Technologies, Inc. *	110,600	3,637,634
Amazon.com, Inc. *	10,000	365,100
eBay, Inc. *	19,200	749,952
Expedia, Inc. *	49,684	1,007,095
IAC/InterActiveCorp *	49,684	1,464,187
InfoSpace, Inc. *	36,300	1,014,585
LivePerson, Inc. *	100,000	724,000
Monster Worldwide, Inc. *	44,600	2,223,756
Napster, Inc. *	254,500	860,210
Netflix, Inc. *	66,900	1,939,431
Overstock.com, Inc. *	28,800	858,816
PlanetOut, Inc. *	40,000	406,000
Priceline.com, Inc. *	20,000	496,800
Time Warner, Inc.	102,600	1,722,654
ValueClick, Inc. *	46,300	783,396
WebSideStory, Inc. *	50,500	868,095
Yahoo! Inc. *	51,000	1,645,260
		20,766,971
NETWORKING - 1.5%
Cisco Systems, Inc. *	30,000	650,100

OTHER ELECTRONICS - 2.5%
Symbol Technologies, Inc.	100,000	1,058,000

SERVICES - 9.4%
CNET Networks, Inc. *	69,900	993,279
Emdeon Corp. *	130,000	1,404,000
First Data Corp.	35,000	1,638,700
		4,035,979
SOFTWARE - 18.3%
CheckFree Corp. *	35,000	1,767,500
Microsoft Corp.	80,000	2,176,800
RSA Security, Inc. *	100,000	1,794,000
VeriSign, Inc. *	90,000	2,159,100
		7,897,400
Total COMMON STOCK		37,195,852

CASH EQUIVALENTS - 8.4%
PNC Bank Money Market Portfolio	3,615,010	3,615,010
Total CASH EQUIVALENTS		3,615,010
Total Investments (Cost $33,125,739) - 94.6%		$40,810,862

Percentages indicated are based on net assets of $43,145,579.

*                                         Non-income producing security

See accompanying notes to portfolios of investments

Firsthand Global Technology Fund

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Shares	Market Value
COMMON STOCK - 91.1%
COMMUNICATIONS - 2.9%
China Mobile Hong Kong Ltd. - ADR	12,000	$318,480
Mobile TeleSystems - ADR	5,000	165,500
		483,980
COMMUNICATIONS EQUIPMENT - 8.5%
Airspan Networks, Inc. *	27,500	185,625
Alvarion Ltd. *	102,100	918,900
Ceragon Networks Ltd. *	62,000	298,220
		1,402,745
COMPUTER - 0.9%
Lenovo Group Ltd. - ADR	19,000	144,461

ELECTRONICS MANUFACTURING SERVICES - 8.5%
Elcoteq Network Corp. - Class A	15,000	335,592
Flextronics International Ltd. *	29,800	308,430
Hon Hai Precision - GDR	42,449	525,807
Quanta Computer, Inc. - GDR	29,400	241,421
		1,411,250
INTERNET - 4.3%
Baidu.com, Inc. - ADR *	6,500	364,455
Radware Ltd. *	20,000	352,600
		717,055
OTHER ELECTRONICS – 21.2%
Hoya Corp.	7,600	306,010
Intevac, Inc. *	56,700	1,631,827
LG. Philips LCD Co., Ltd. - ADR *	14,600	331,420
NIDEC Corp.	17,200	351,740
Sharp Corp.	49,000	866,025
		3,487,022
SEMICONDUCTOR EQUIPMENT - 10.0%
ASML Holding N.V. *	36,758	748,760
Tokyo Electron Ltd.	13,200	908,570
		1,657,330
SEMICONDUCTORS - 13.2%
Samsung Electronics Co., Ltd. - GDR (1)	2,000	648,382
Semiconductor Manufacturing International Corp. *	60,000	450,000
Taiwan Semiconductor Manufacturing Co. - ADR	89,736	902,744
Zoran Corp. *	8,300	181,604
		2,182,730
SERVICES - 12.2%
Accenture Ltd.	10,000	300,700
Infosys Technologies Ltd. - ADR	2,300	179,078
Kanbay International, Inc. *	24,600	375,396
Lionbridge Technologies, Inc. *	92,800	734,048
Syntel, Inc.	22,100	418,132
		2,007,354
SOFTWARE – 9.4%
Amdocs Ltd. *	9,500	342,570
Cognos, Inc. *	10,000	389,000
Comverse Technology, Inc. *	20,200	475,306
Verint Systems, Inc. *	10,000	353,700
		1,560,576
Total COMMON STOCK		15,054,503

CASH EQUIVALENTS - 8.9%
PNC Bank Money Market Portfolio	1,472,471	1,472,471
Total CASH EQUIVALENTS		1,472,471

Total Investments (Cost $13,810,277) - 100.0%		$16,526,974

Percentages indicated are based on net assets of $16,518,253.

*              Non-income producing security

(1)           Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.

ADR       American Depositary Receipt

GDR        Global Depositary Receipt

See accompanying notes to portfolios of investments

Firsthand Health Sciences Fund

PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

	Shares	Market Value
COMMON STOCK - 98.2%
AGRICULTURAL CHEMICALS - 0.4%
Syngenta AG *	35	$4,908

BIOTECHNOLOGY - 23.9%
Alnylam Pharmaceuticals, Inc. *	435	7,652
Altus Pharmaceuticals, Inc. *	85	1,864
Amgen, Inc. *	501	36,448
Amylin Pharmaceuticals, Inc. *	160	7,832
Anadys Pharmaceuticals, Inc. *	1,180	19,010
BioCryst Pharmaceuticals, Inc. *	170	3,070
Biogen Idec, Inc. *	801	37,726
BioMarin Pharmaceutical, Inc. *	66	886
Corgentech, Inc. *	1,000	9,200
CoTherix, Inc. *	1,122	10,255
Critical Therapeutics, Inc. *	1,670	8,500
CV Therapeutics, Inc. *	450	9,936
Cytokinetics, Inc. *	200	1,458
Genentech, Inc. *	199	16,817
Genzyme Corp. *	52	3,495
Hana Biosciences, Inc. *	1,394	14,637
Imclone Systems, Inc. *	67	2,279
Incyte Corp. *	451	2,715
Insmed, Inc. *	500	975
Martek Biosciences Corp. *	226	7,420
Medicis Pharmaceutical Corp.	102	3,325
MedImmune, Inc. *	159	5,816
Momenta Pharmaceuticals, Inc. *	860	16,908
Nabi Biopharmaceuticals *	640	3,610
NPS Pharmaceuticals, Inc. *	157	1,341
Nuvelo, Inc. *	494	8,803
Onyx Pharmaceuticals, Inc. *	1,020	26,785
PDL BioPharma, Inc. *	65	2,132
Regeneron Pharmaceuticals, Inc. *	250	4,158
Renovis, Inc. *	320	6,822
Serono SA	10	6,954
Theravance, Inc. *	70	1,963
Trimeris, Inc. *	200	2,702
ZymoGenetics, Inc. *	219	4,735
		298,229

CHEMICALS - SPECIALTY - 0.3%
Sigma-Aldrich Corp.	60	3,947

CONGLOMERATES - 0.3%
Tyco International Ltd.	142	3,817

DIAGNOSTIC SUBSTANCES - 2.1%
Human Genome Sciences, Inc. *	333	3,620
QLT, Inc. *	2,552	19,624
Valera Pharmaceuticals, Inc. *	311	3,157
		26,401

DRUG DELIVERY - 2.3%
Alkermes, Inc. *	683	15,059
Andrx Corp. *	150	3,561
Hospira, Inc. *	130	5,130
KV Pharmaceutical Co. *	81	1,954
Nektar Therapeutics *	144	2,935
		28,639

DRUG MANUFACTURERS - 54.4%
Abbott Laboratories	551	23,401
Adolor Corp. *	81	1,928
Alexion Pharmaceuticals, Inc. *	960	34,003
Angiotech Pharmaceuticals, Inc. *	169	2,501
Arena Pharmaceuticals, Inc. *	139	2,517
ArQule, Inc. *	264	1,515
AstraZeneca Plc	336	16,899
AstraZeneca Plc - ADR	440	22,101
AtheroGenics, Inc. *	136	2,220
Bayer AG	75	3,004
Bristol-Myers Squibb Co.	2,354	57,933
Celgene Corp. *	522	23,083
Chugai Pharmaceutical Co. Ltd.	300	5,429
Cortex Pharmaceuticals, Inc. *	1,371	7,198
Cubist Pharmaceuticals, Inc. *	100	2,297
Daiichi Sankyo Co. Ltd.	300	6,828
DOV Pharmaceutical, Inc. *	150	2,397
Eli Lilly & Co.	1,058	58,508
Genmab A/S *	200	6,325
Geron Corp. *	143	1,188
GlaxoSmithKline Plc - ADR	221	11,561
ICOS Corp. *	1,007	22,204
Ipsen AG *	250	10,010
Johnson & Johnson	246	14,568
KOS Pharmaceuticals, Inc. *	200	9,554
Medicines Co. *	1,172	24,108
Merck & Co., Inc.	351	12,366
Merck KGaA	60	5,693
MGI Pharma, Inc. *	511	8,943
Myogen, Inc. *	100	3,623
Novartis AG - ADR	443	24,560
Novartis AG - Registered Shares	260	14,428
Novo Nordisk A/S - ADR	200	12,418
Novo Nordisk A/S - Class B	300	18,635
Pfizer, Inc.	2,720	67,783
Roche Holdings - Genus	62	9,211
Sanofi-Aventis - ADR	169	8,019
Schering AG	141	14,635
Schering-Plough Corp.	1,565	29,719
Sepracor, Inc. *	75	3,661
Tanox, Inc. *	860	16,701
Taro Pharmaceutical Industries Ltd. *	900	12,546
Teva Pharmaceutical Industries Ltd. - ADR	380	15,648
United Therapeutics Corp. *	29	1,922
Watson Pharmaceuticals, Inc. *	50	1,437
Wyeth	487	23,629
		678,857

DRUG STORES - 1.3%
CVS Corp.	555	16,578

HEALTH CARE PLANS - 2.4%
Aetna, Inc.	178	8,747
CIGNA Corp.	60	7,837
WellPoint, Inc. *	167	12,931
		29,515

HOSPITALS - 0.8%
HCA, Inc.	148	6,777
Universal Health Services, Inc.	56	2,844
		9,621

LONG-TERM CARE FACILITIES - 0.3%
Manor Care, Inc.	94	4,169

MEDICAL APPLIANCES & EQUIPMENT - 4.6%
Biomet, Inc.	154	5,470
Cyberonics, Inc. *	36	928
Kinetic Concepts, Inc. *	94	3,870
Medtronic, Inc.	372	18,879
Smith & Nephew Plc	405	3,589
St. Jude Medical, Inc. *	74	3,034
Wright Medical Group, Inc. *	500	9,875
Zimmer Holdings, Inc. *	177	11,965
		57,610

MEDICAL INSTRUMENTS & SUPPLIES - 1.7%
Bausch & Lomb, Inc.	86	5,478
Fresenius AG	44	7,451
Fresenius Medical Care AG	34	4,052
Fresenius Medical Care AG – Preferred Shares	6	674
OraSure Technologies, Inc. *	209	2,153
Vital Signs, Inc.	30	1,648
		21,456

MEDICAL LABORATORIES & RESEARCH - 2.7%
OSI Pharmaceuticals, Inc. *	782	25,102
Quest Diagnostics, Inc.	163	8,362
		33,464

RESEARCH SERVICES - 0.1%
Cambridge Antibody Technology Group Plc - ADR *	77	1,043

SCIENTIFIC & TECHNICAL INSTRUMENTS - 0.6%
Bio-Rad Laboratories, Inc., Class A *	97	6,048
Cepheid, Inc. *	186	1,704
		7,752
Total COMMON STOCK		1,226,006

WARRANT - 0.0%
AGRICULTURAL CHEMICALS - 0.0%
Syngenta AG, Expires 5/22/06	35	44
Total WARRANT		44

CASH EQUIVALENTS - 2.0%
PNC Bank Money Market Portfolio	24,435	24,435
Total CASH EQUIVALENTS		24,435

Total Investments (Cost $1,196,167) - 100.2%		$1,250,485

Percentages indicated are based on net assets of $1,247,010.

*                                         Non-income producing security

ADR                     American Depositary Receipt

See accompanying notes to portfolios of investments

NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2006 (Unaudited)

1. Organization

Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, Firsthand Global Technology Fund and Firsthand Health Sciences Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception dates the Funds (the date on which a net asset value was first determined for that Fund) follow:

Fund	Inception Date
Firsthand Technology Value Fund	May 20, 1994*
Firsthand Technology Leaders Fund	December 10, 1997
Firsthand Technology Innovators Fund	May 20, 1998
Firsthand e-Commerce Fund	September 30, 1999
Firsthand Global Technology Fund	September 29, 2000
Firsthand Health Sciences Fund	December 30, 2005

* Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Each Fund currently offers one class of shares—Investor Class shares.

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that Firsthand Capital Management, Inc. (the “Investment Adviser”) believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand Technology Innovators Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser considers to be best positioned to introduce “breakthrough” products in the fastest growing markets in the technology sector.

Firsthand e-Commerce Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that provide the products, services, and technologies to facilitate the growth of electronic commerce.

Firsthand Global Technology Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies, both domestic and foreign, that the Investment Adviser considers best positioned to benefit significantly from the adoption of new technologies worldwide.

Firsthand Health Sciences Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in companies principally engaged in the research, development, production or distribution of products and services in the biotechnology, pharmaceutical, healthcare and medical industries.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1. Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2. Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received.

Foreign Securities—Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Options—The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Security Transactions—Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Federal Income Tax—Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years. The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2006.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand Technology Innovators Fund	Firsthand e- Commerce Fund	Firsthand Global Technology Fund	Firsthand Health Science Fund
Gross unrealized appreciation	$67,907,230	$20,702,362	$7,125,485	$10,208,830	$3,573,891	$85,015
Gross unrealized depreciation	(203,810,938)	(6,797,859)	(11,402,875)	(2,628,301)	(857,194)	(30,697)
Net unrealized appreciation (depreciation)	$(135,903,708)	$13,904,503	$(4,277,390)	$7,580,529	$2,716,697	$54,318
Federal income tax cost	$645,582,888	$95,717,294	$44,878,574	$33,230,333	$13,810,277	$1,196,167

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

3. Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended March 31, 2006, is noted below:

	SHARE ACTIVITY
Affiliate	Balance 12/31/2005	Purchases	Sales	Balance 3/31/2006	Realized Gain (Loss)	Value 3/31/2006	Acquisition Cost
Firsthand Technology Value Fund

Clarisay, Inc., Series B *	2,605,306	—	—	2,605,306	$—	$—	$2,383,855
Clarisay, Inc., Series C	7,194,244	—	—	7,194,244	—	—	2,000,000
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	250,000	—	—	250,000	—	—	—
Clarisay, Inc., Warrant	100,000	—	—	100,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	250,000	—	—	250,000	—	—	250,000
Clarisay, Inc., 8.00%	100,000	—	—	100,000	—	—	100,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Global Locate, Inc., Series A *	6,030,896	—	—	6,030,896	—	7,077,256	5,144,354
Global Locate, Inc., Series C	1,111,111	—	—	1,111,111	—	1,303,889	1,000,000
Global Locate, Inc., Series D	932,835	—	—	932,835	—	1,493,002	749,999
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	22,425	—
Global Locate, Inc., Board Warrant	18,750	—	—	18,750	—	5,606	—
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	22,425	—
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	22,425	—
Global Locate, Inc., Series C Warrant	370,370	—	—	370,370	—	130,185	—
Global Locate, Inc., Series D Warrant	233,208	—	—	233,208	—	186,916	—
Maple Optical Systems, Inc., Series A-1	10,352,054	—	—	10,352,054	—	—	3,623,219
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	2,274,745	4,315,500
Silicon Genesis Corp., Series 1-E	4,071,226	—	—	4,071,226	—	6,473,249	4,315,500
Silicon Genesis Corp., Common	743,077	—	—	743,077	—	7,431	3,684,494
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	999,998	—
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	38	—
Silicon Genesis Corp., Common Warrant	59,147	—	—	59,147	—	59	—
Solaicx, Series B	6,000,000	—	—	6,000,000	—	3,000,000	3,000,000

Firsthand Technology Innovators Fund

Innovion Corp., Series C	1,500,000	—	—	1,500,000	$—	$744,675	$3,000,000
Innovion Corp., Warrant	602,577	—	—	602,577	—	603	—
Innovion Corp., 9.50%	602,577	—	—	602,577	—	542,319	602,577
Innovion Corp., Warrant	30,129	—	—	30,129	—	30	—
Silicon Genesis Corp., Series 1-C	82,914	—	—	82,914	—	912,560	1,731,250
Silicon Genesis Corp., Series 1-E	1,633,254	—	—	1,633,254	—	2,596,874	1,731,249
Silicon Genesis Corp., Common	108,815	—	—	108,815	—	1,088	1,516,773
Silicon Genesis Corp., Series 1-E Warrant	94,339	—	—	94,339	—	49,999	—

* Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of March 31, 2006, the Funds were invested in the following restricted securities:

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets
Firsthand Technology Value Fund

AuthenTec, Inc., Series C P/S	April 4, 2003	1,472,495	$738,000	$1,002,902	0.19%
AuthenTec, Inc., Series C Warrants	April 4, 2003	392,665	—	70,640	0.01%
AuthenTec, Inc., Series D P/S	June 14, 2004	290,958	290,958	197,851	0.04%
Caspian Networks, Inc., Common	February 21, 2002	337	3,378,104	—	0.00%
Celox Networks, Inc., Common	April 17, 2001	138,121	14,999,941	—	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	—	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	—	—	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	—	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	—	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	—	0.00%
Clarisay, Inc., Warrants	September 19, 2003	100,000	—	—	0.00%
Clarisay, Inc., Warrants	August 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	June 3, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	November 10, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	September 12, 2003	250,000	—	—	0.00%
Clarisay, Inc., Warrants	July 7, 2003	500,000	—	—	0.00%
Global Locate, Inc., Board Warrants	September 8, 2003	75,000	—	22,425	0.00%
Global Locate, Inc., Board Warrants	May 4, 2004	18,750	—	5,606	0.00%
Global Locate, Inc., Board Warrants	July 7, 2004	75,000	—	22,425	0.00%
Global Locate, Inc., Board Warrants	July 1, 2005	75,000	—	22,425	0.00%
Global Locate, Inc., Series A P/S	October 5, 2001	5,861,664	5,000,000	6,878,662	1.34%
Global Locate, Inc., Series A P/S	March 28, 2002	169,232	144,355	198,594	0.04%
Global Locate, Inc., Series C P/S	May 15, 2003	1,111,111	1,000,000	1,303,889	0.25%
Global Locate, Inc., Series C Warrants	May 15, 2003	370,370	—	130,185	0.03%
Global Locate, Inc., Series D P/S	April 2, 2004	621,890	500,000	995,334	0.19%
Global Locate, Inc., Series D P/S	April 26, 2005	310,945	249,999	497,668	0.10%
Global Locate, Inc., Series D Warrants	April 26, 2005	233,208	—	186,916	0.04%
IP Unity, Inc., E Warrants	August 4, 2004	69,496	69	69	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,104,265	1,987,677	1,936,660	0.38%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	342,765	0.07%
Luminous Networks, Inc., Common *	Various	28,513	1,800,638	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	3,822	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S *	Various	129,664	200,071	—	0.00%
Luminous Networks, Inc., Series B1 P/S	June 9, 2005	259,236	400,000	63,150	0.01%
Maple Optical Systems, Inc., Series A-1 P/S	July 31, 2002	5,714,285	2,000,000	—	0.00%
Maple Optical Systems, Inc., Series A-1 P/S	August 9, 2001	4,637,769	1,623,219	—	0.00%
NanoMuscle, Inc., 8.00% C/N	August 17, 2004	122,549	122,549	—	0.00%
NanoMuscle, Inc., 8.00% C/N	September 7, 2004	245,422	245,422	—	0.00%
NanoMuscle, Inc., 8.00% C/N	November 12, 2004	30,668	30,668	—	0.00%
NanoMuscle, Inc., Series B-1 Warrants	August 17, 2004	306,757	123	—	0.00%
NanoMuscle, Inc., Common	August 29, 2003	1,250,000	1,250,000	—	0.00%
NanoMuscle, Inc., Series A-1 P/S	August 17, 2004	1,250,000	—	—	0.00%
Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475	50,475	—	0.00%
Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474	50,474	—	0.00%
Polaris Networks, Inc., Convertible Warrants	March 29, 2004	75,712	—	—	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	297,848	297,848	—	0.00%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	999,998	0.19%
Silicon Genesis Corp., Common	April 30, 2002	726,424	3,684,494	7,264	0.00%
Silicon Genesis Corp., Common**	November 21, 2005	16,653	—	167	0.00%
Silicon Genesis Corp., Common Warrants	April 30, 2002	59,147	—	59	0.00%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	38	0.00%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	2,274,745	0.44%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	4,071,226	4,315,500	6,473,249	1.26%
Solaicx, Series B P/S	December 16, 2005	6,000,000	3,000,000	3,000,000	0.58%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	5,000,000	0.97%
UCT Coatings, Inc., Series B Warrants	October 5, 2004	200,000	—	200	0.00%
			$64,923,246	$31,633,886	6.15%

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets
Firsthand Technology Innovators Fund

AuthenTec, Inc., Series C P/S	April 4, 2003	736,248	$369,000	$501,451	1.23%
AuthenTec, Inc., Series C Warrants	April 4, 2003	196,333	—	35,320	0.09%
Innovion Corp., 9.50%, C/N	December 30, 2003	602,577	602,577	542,319	1.33%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	744,675	1.83%
Innovion Corp., Warrant	December 30, 2003	602,577	—	603	0.00%
Innovion Corp., Warrant	March 7, 2005	30,129	—	30	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	827,957	1,490,323	1,452,071	3.56%
Luminous Networks, Inc., Common *	Various	49,979	3,156,250	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	6,699	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S *	Various	227,282	350,694	—	0.00%
Silicon Genesis Corp., Series 1-E Warrant	February 26, 2003	94,339	—	49,999	0.12%
Silicon Genesis Corp., Common	March 8, 2001	102,135	1,516,773	1,021	0.00%
Silicon Genesis Corp., Common**	November 21, 2005	6,680	—	67	0.00%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	912,560	2.24%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	1,633,254	1,731,249	2,596,874	6.37%
Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111	1,000,000	700,000	1.72%
			$14,948,116	$7,536,990	18.48%

*  As a result of a new round of financing on June 9, 2005, certain shares of Luminous Series D P/S and Series E P/S were converted into certain Common and Series A1 P/S shares. The original acquisition date for the Series D P/S shares was May 31, 2001, and the original acquisition date for the Series E P/S shares was October 16, 2003. The new Common and Series A1 P/S will carry the original acquisition date of the Series D and Series E P/S.

**  Shares granted at no cost by issuer.

P/S Preferred Stock

C/N Convertible Note

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	5/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	5/25/06

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date	5/25/06

* Print the name and title of each signing officer under his or her signature.